Income Taxes	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Income Taxes [Abstract]
INCOME TAXES

13. INCOME TAXES

For the three months ended March 31, 2022 and 2023 and nine months ended March 31, 2022 and 2023, income(loss) before income taxes consists of:

	Three months ended March 31,		Nine months ended March 31,
	2022	2023	2022	2023
HK	$1,034,709	$2,103,638	$5,389,710	6,405,657
U.S.	(1,866,511)	(4,972,501)	(4,313,238)	(11,393,434)
Total	$(831,802)	$(2,868,863)	$1,076,472	$(4,987,777)

The Company’s effective tax rate for the three months ended March 31, 2022 and 2023 and nine months ended March 31, 2022 and 2023 was different from the Hong Kong statutory income tax rate due primarily to the U.S. subsidiary being in a loss position. No tax benefit has been recognized for this current loss and the related carryforward losses of this subsidiary, as a full valuation allowance has been established against the deferred tax asset arising from the losses.

13. INCOME TAXES

British Virgin Islands (“BVI”)

Under the current laws of the BVI, the Company’s BVI subsidiary, Ispire International, is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholding tax in the BVI.

Hong Kong

On March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was announced on the following day. Under the two-tiered profits tax rates regime, the first 2 million HKD of profits of the qualifying entity will be taxed at 8.25%, and profits above HKD 2 million will be taxed at 16.5%.

United States

On December 22, 2017, the United States enacted the Tax Cuts and Jobs Act, which lowered the United States statutory federal income tax rate from 35% to 21% effective January 1, 2018. The Company and Aspire North America LLC will be subject to the federal income tax rate individually if in a taxable position.

For the years ended June 30, 2021 and 2022, income(loss) before income taxes consists of:

	Years ended June 30,
	2021	2022
HK	$5,463,770	$6,679,431
U.S.	(1,840,141)	(7,482,487)
Total	$3,623,629	$(803,056)

The reconciliation of the actual income taxes to the amount of tax computed by applying the aforementioned statutory tax rate to pre-tax income is as follows:

	Years ended June 30,
	2021	2022
Expected taxation at HK statutory rate	$592,762	$(132,504)
Tax effect of two-tiered profits tax regime	(21,273)	(21,142)
Effect of income tax rate difference in other jurisdictions	(84,207)	(336,712)
Non-deductible expenses	33,725	116,287
Non-taxable income	(191,365)	(10,764)
Change in valuation allowance	357,650	1,455,390
Others	(1,469)	542
Income tax expense	$685,823	$1,071,097

For the years ended June 30, 2021 and 2022, there are net operating losses of $1,703,094 and $6,930,431 that arose from Aspire North America LLC, which can be carried forward indefinitely to offset up to 80% of each year’s taxable income, until fully utilized. At June 30, 2021 and 2022, these net operating loss carryforwards may result in future income tax benefits of $357,650 and $1,813,040, respectively.

Valuation allowances provided against the deferred tax assets are related to the net operating loss carryforwards, as the Company’s management does not believe that sufficient positive evidence exists to conclude that the benefits of such deferred tax assets are more likely than not to be realized in full. The amount of the valuation allowance as of June 30, 2021 and 2022 was $357,650 and $1,813,040, respectively.

Deferred tax assets and liabilities represent the future effects on income taxes that result from temporary differences and carryforwards that exist at the balance sheet date, and are measured using enacted rates and provisions of the tax law. Deferred tax assets are recognized for deductible temporary differences as well as tax attributes.

Significant components of the Company’s deferred tax liabilities and assets as of June 30, 2021 and 2022 are as follows:

	Years ended June 30,
Deferred tax asset:	2021	2022
Net operating loss carryforward	$357,650	$1,813,040
Valuation allowance	(357,650)	(1,813,040)
Net deferred tax asset	$-	$-

Movement of valuation allowance:

	Years ended June 30,
	2021	2022
At the beginning of the year	$-	$357,650
Current year addition	357,650	1,455,390
At the end of the year	$357,650	$1,813,040

The Company is subject to income taxes in the U.S. federal, state, and various foreign jurisdictions. Tax regulations within each jurisdiction are subject to the interpretation of the related tax laws and regulations and require significant judgment to apply. All of the Company’s tax years will remain open for examination by the US federal and state tax authorities from the date the returns are filed or are due, whichever is later. The Company does not have any tax audits or other issues pending.